Summary of Significant Accounting Policies - Depreciation Expenses Using Straight-Line Method (Detail)	12 Months Ended
	Dec. 31, 2025	Feb. 01, 2019
Land Use Right
Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years	47 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	47 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	shorter of lease term or 4 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Motor Vehicle
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years